SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Operations:
Total operating revenues		$ 260,372	$ 298,429	$ 267,740
Administrative expenses		(27,505)	(33,462)	(38,100)
Adjusted EBITDA		240,500	355,771	362,980
Net (loss)/income from equity method investments		(7,502)	(2,520)	19,041
Balance Sheet:
Total assets		4,367,677	4,083,987	4,279,560
Equity method investments		43,665	53,982	104,108
Capital expenditures		598,481	581,383	304,193
Assets held for sale				721
Transfers to intangible assets		(766)
Fuji LNG
Balance Sheet:
Capital expenditures	$ 77,500
Decrease in other noncurrent assets	15,500
Transfers to intangible assets	$ 15,500
Continuing operations
Statement of Operations:
Other operating losses				(15,417)
Net (loss)/income from equity method investments		(7,502)	(2,520)	19,041
Balance Sheet:
Total assets				4,278,839
Equity method investments				104,108
Capital expenditures				304,193
Operating segments | Continuing operations
Statement of Operations:
Total operating revenues		260,372	298,429	267,740
Vessel operating expenses		(116,768)	(91,149)	(72,802)
Voyage, charterhire and commission expenses, net		(4,815)	(2,183)	(2,444)
Administrative expenses		(27,505)	(33,462)	(38,100)
Project development expenses		(12,341)	(39,130)	(8,017)
Realized gain on oil and gas derivative instruments (note 8)		141,088	199,907	232,020
Other operating income		469	23,359
Adjusted EBITDA		240,500	355,771	362,980
Net (loss)/income from equity method investments		(7,502)	(2,520)	19,041
Operating segments | FLNG | FLNG Study
Statement of Operations:
Total operating revenues				900
Operating segments | FLNG | Continuing operations
Statement of Operations:
Total operating revenues		224,959	245,418	214,825
Vessel operating expenses		(82,284)	(65,748)	(58,583)
Voyage, charterhire and commission expenses, net		0	(583)	(600)
Administrative expenses		(1,269)	(417)	22
Project development expenses		(7,258)	(4,151)	(5,335)
Realized gain on oil and gas derivative instruments (note 8)		141,088	199,907	232,020
Other operating income		469	15,542
Other operating losses				(15,417)
Adjusted EBITDA		275,705	389,968	366,932
Net (loss)/income from equity method investments		0	0	0
Balance Sheet:
Total assets		3,623,417	3,160,457	2,815,552
Equity method investments		0	0	0
Capital expenditures		529,263	568,485	301,292
Operating segments | Corporate and other | Continuing operations
Statement of Operations:
Total operating revenues		23,067	35,086	43,230
Vessel operating expenses		(22,644)	(19,248)	(6,578)
Voyage, charterhire and commission expenses, net		(33)	(19)	(34)
Administrative expenses		(26,210)	(33,031)	(38,224)
Project development expenses		(5,082)	(34,909)	(2,637)
Realized gain on oil and gas derivative instruments (note 8)		0	0	0
Other operating income		0	7,817
Other operating losses				0
Adjusted EBITDA		(30,902)	(44,304)	(4,243)
Net (loss)/income from equity method investments		(7,502)	(4,834)	(5,193)
Balance Sheet:
Total assets		639,159	866,088	1,410,587
Equity method investments		43,665	53,982	48,669
Capital expenditures		6,060	4,406	0
Operating segments | Shipping | Continuing operations
Statement of Operations:
Total operating revenues		12,346	17,925	9,685
Vessel operating expenses		(11,840)	(6,153)	(7,641)
Voyage, charterhire and commission expenses, net		(4,782)	(1,581)	(1,810)
Administrative expenses		(26)	(14)	102
Project development expenses		(1)	(70)	(45)
Realized gain on oil and gas derivative instruments (note 8)		0	0	0
Other operating income		0	0
Other operating losses				0
Adjusted EBITDA		(4,303)	10,107	291
Net (loss)/income from equity method investments		0	2,314	24,234
Balance Sheet:
Total assets		105,101	57,442	52,700
Equity method investments		0	0	55,439
Capital expenditures		$ 63,158	$ 8,492	$ 2,901